Expense Example, No Redemption - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Global High Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 503
3 Years	777
5 Years	1,084
10 Years	1,954
Fidelity Advisor Global High Income Fund - Class C
Expense Example, No Redemption:
1 Year	183
3 Years	636
5 Years	1,130
10 Years	2,283
Fidelity Advisor Global High Income Fund - Class M
Expense Example, No Redemption:
1 Year	503
3 Years	789
5 Years	1,111
10 Years	2,021
Fidelity Advisor Global High Income Fund - Class I
Expense Example, No Redemption:
1 Year	82
3 Years	318
5 Years	587
10 Years	$ 1,355